STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares		12 Months Ended
	Jan. 15, 2018	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Aug. 31, 2019	Feb. 28, 2013
Subsidiary, Sale of Stock [Line Items]
Preferred stock, authorized		1,000,000		1,000,000
Preferred stock, par value (in dollars per share)		$ 0.0001		$ 0.0001
Preferred stock, issued		0		0
Preferred stock, outstanding		0		0
Common stock, authorized		100,000,000		100,000,000
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001
Common stock, rights		Holders of the Company’s common stock are entitled to one vote for each share.
Common stock, shares issued		6,219,174		6,375,178
Common stock, shares outstanding		6,219,174		6,375,178
Common stock subject to possible redemption,at redemption value		5,094		17,501,073
Warrant exercise price			$ 11.50
Ensysce Biosciences, Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, authorized		50,000,000		50,000,000
Preferred stock, par value (in dollars per share)		$ 0.000025		$ 0.000025
Preferred stock, issued		0		0
Preferred stock, outstanding		0		0
Common stock, authorized		500,000,000		500,000,000
Common stock, par value (in dollars per share)		$ 0.000025		$ 0.000025
Common stock, shares issued		239,465,160		239,465,160
Common stock, shares outstanding		239,465,160		239,465,160
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term		five years
Warrant exercise price		$ 0.01
Description of sale price of common stock		the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders
Warrant [Member] | Ensysce Biosciences, Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price					$ 0.20	$ 0.41
Warrant to purchase of common stock					100,000	200,000
Over-Allotment Option [Member] | Founder Shares [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares subject to forfeited	750,000